CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including US$253,839, US$92,046 and US$11,002 with related parties for the years ended December 31, 2022, 2023 and 2024, respectively)	$ 182,603	$ 352,860	$ 613,641
Cost of revenues (including US$207,979, US$82,237 and US$9,426 resulting from related parties sales for the years ended December 31, 2022, 2023 and 2024, respectively)	112,369	260,502	494,784
Gross profit	70,234	92,358	118,857
Operating expenses
Selling and marketing	46,471	44,527	68,309
General and administrative	24,854	26,778	35,109
Research and development	46,159	51,503	77,296
Total operating expenses	117,484	122,808	180,714
Operating loss	(47,250)	(30,450)	(61,857)
Other income and expenses
Interest income	3,672	3,089	1,818
Interest expenses	(5,552)	(6,752)	(8,444)
Realized gain from investments		109	84
Gain from fair value change of long-term investments	2,011	213	8,051
Impairment loss from investments	(10,129)	(313)	(2,000)
Other income/(expenses), net	(656)	(525)	6,454
Loss before income tax and income/(loss) from equity method investments	(57,904)	(34,629)	(55,894)
Income taxes benefits/(expenses)	(13,693)	2,430	9,865
Loss before income/(loss) from equity method investments	(71,597)	(32,199)	(46,029)
Income/(loss) from equity method investments	(4,211)	1,113	2,683
Net loss	(75,808)	(31,086)	(43,346)
Less: Net loss attributable to noncontrolling interest	(75)	(66)	(103)
Net loss attributable to Zepp Health Corporation	(75,733)	(31,020)	(43,243)
Net loss attributable to ordinary shareholders of Zepp Health Corporation	$ (75,733)	$ (31,020)	$ (43,243)
Net loss per share attributable to ordinary shareholders of Zepp Health Corporation
Basic loss per ordinary share | (per share)	$ (0.29)	$ (0.13)	$ (0.18)
Diluted loss per ordinary share | (per share)	$ (0.29)	$ (0.13)	$ (0.18)
Weighted average number of shares used in computing net loss per share
Ordinary share - basic | shares	258,876,120	243,135,964	246,283,328
Ordinary share - diluted | shares	258,876,120	243,135,964	246,283,328